S000093657 [Member] Investment Strategy - Putnam Retirement Advantage 2070 Fund	Jul. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments
Strategy Narrative [Text Block]
The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2070 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.
The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the fund’s and each underlying fund’s main investment strategies and related risks?”. Franklin Advisers, Inc. (“Franklin Advisers” or the “Investment Manager”) adjusts these allocations at the end of each calendar quarter based on the glide path.
The following table presents the fund’s projected approximate allocations to each asset class and underlying fund as of December 31, 2025.
The table also shows the approximate allocations of other Putnam Retirement Advantage Funds (which are offered in a separate prospectus), which are designed for investors with different target retirement dates. By comparing the percentage allocations of the funds in the table, you can see how their allocations are expected to change during the one-year period beginning on December 31, 2024. Over a five-year period, the fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how the fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2070 (your fund)	2065	2060	2055	2050	2045	2040	2035	2030	Maturity Fund
Putnam Dynamic Asset	2024	—	78.0%	62.8%	39.0%	15.2%	0.0%	0.0%	0.0%	0.0%	0.0%
Allocation Equity Fund	2025	78.0%	78.0%	59.0%	34.0%	11.2%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset	2024	—	21.5%	36.7%	60.5%	83.8%	92.7%	51.8%	0.0%	0.0%	0.0%
Allocation Growth Fund	2025	21.5%	21.5%	40.5%	65.5%	87.5%	88.4%	42.5%	0.0%	0.0%	0.0%
Putnam Dynamic Asset	2024	—	0.0%	0.0%	0.0%	0.0%	4.8%	44.8%	92.9%	30.1%	0.0%
Allocation Balanced Fund	2025	0.0%	0.0%	0.0%	0.0%	0.0%	8.8%	54.0%	85.2%	16.2%	0.0%
Putnam Dynamic Asset	2024	—	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.1%	47.9%	0.0%
Allocation Conservative Fund	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.9%	58.7%	0.0%
Putnam Short Term	2024	—	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%
Investment Fund	2025	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%
	2024	—	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	16.2%	94.0%
Putnam Multi-Asset Income Fund	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.2%	19.1%	94.0%
Equity**	2024	—	95.2%	92.2%	87.4%	82.2%	77.0%	68.3%	56.5%	36.8%	25.4%
	2025	95.2%	95.2%	91.4%	86.4%	81.2%	76.0%	66.4%	54.0%	32.5%	25.4%
Fixed Income**	2024	—	4.8%	7.8%	12.6%	17.8%	23.0%	31.7%	43.5%	63.2%	74.6%
	2025	4.8%	4.8%	8.6%	13.6%	18.8%	24.0%	33.6%	46.0%	67.5%	74.6%
* Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Multi-Asset Income Fund’s current strategic allocation to equity and fixed income investments as set forth under “What are the fund’s and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.
The fund’s target allocations may differ from the allocations shown in the table. The Investment Manager may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although the Investment Manager generally expects these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable.
It is assumed that investors will begin gradual withdrawals from the fund at or around the target date. As the target date year of the fund approaches, the fund’s target allocations will increasingly correspond closely to those of Putnam Retirement Advantage Maturity Fund (“Maturity Fund”), a fund that seeks as high a rate of current income as the Investment Manager believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund prior to the end of the target year as determined by the Investment Manager in its discretion. For more information about Maturity Fund, please see Maturity Fund’s prospectus. More information about the underlying funds (which are not offered by this prospectus) is included under “What are the fund’s and each underlying fund’s main investment strategies and related risks?”.